UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5497

Municipal High Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Salomon Brothers Asset Management Inc.
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: October 31
Date of reporting period: January 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

MUNICIPAL HIGH INCOME FUND INC.
FORM N-Q JANUARY 31, 2005

Municipal High Income Fund Inc. Schedule of Investments (unaudited) January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

MUNICIPAL BONDS — 98.9% Alabama — 1.1%
$615,000	NR	Capstone Improvement District of Brookwood, AL, Series A,
		7.700% due 8/15/23 (b)	$61,500
11,765	D	Mobile, AL IDB, Solid Waste Disposal Revenue, (Mobile
		Energy Services Co. Project), 6.950% due 1/1/20 (b)	74
1,000,000	NR	Rainbow City, AL Special Health Care Facility Financing
		Authority, Series A, 8.250% due 1/1/31 (b)	691,670
1,000,000	AAA	West Jefferson, AL Amusement & Public Park Authority
		Revenue, (Visionland Project), (Call 12/1/06 @ 102),
		8.000% due 12/1/26 (c)	1,119,620

			1,872,864

Alaska — 1.9%
2,000,000	AAA	Alaska Housing Finance Corporation, Series A, FGIC-Insured,
		5.000% due 12/1/26 (d)	2,116,060
1,055,000	NR	Alaska Industrial Development & Export Authority Revenue,
		Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (e)	1,122,066

			3,238,126

Arizona — 3.1%
1,500,000	NR	Casa Grande, AZ IDA, Hospital Revenue, Casa Grande
		Regional Medical Center, Series A, 7.625% due 12/1/29	1,604,370
1,000,000	BB-	Gila County, AZ IDA Revenue, ASARCO Inc.,
		5.550% due 1/1/27	839,930
935,000	NR	Maricopa, AZ IDA, MFH Revenue, (Gran Victoria Housing
		LLC Project), Series B, 10.000% due 5/1/31 (f)	943,733
1,795,000	NR	Phoenix, AZ IDA, MFH Revenue, (Ventana Palms Apartments
		Project), Series B, 8.000% due 10/1/34	1,792,667

			5,180,700

Arkansas — 1.1%
		Arkansas State Development Finance Authority:
1,000,000	BBB-	Hospital Revenue, (Washington Regional Medical Center
		Project), 7.375% due 2/1/29	1,115,920
600,000	BB+	Industrial Facilities Revenue, (Potlatch Corp. Project),
		Series A, 7.750% due 8/1/25 (e)	661,596

			1,777,516

California — 8.5%
1,500,000	NR	Barona, CA Band of Mission Indians, GO,
		8.250% due 1/1/20 (f)	1,619,160
3,000,000	A-1+	California Pollution Control Financing Authority, Pollution
		Control Revenue, Pacific Gas & Electric Corp., Series F,
		1.890% due 11/1/26 (g)	3,000,000

See Notes to Schedule of Investments.

1

Municipal High Income Fund Inc. Schedule of Investments (unaudited) (continued) January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

California — 8.5% (continued)
		California State Department of Water Resources,
		Power Supply Revenue:
$1,500,000	AAA‡	MBIA-Insured, RITES, 8.311% due 5/1/11 (h)	$1,829,490
750,000	NR	XLCA-Insured, RITES, 7.798% due 5/1/10 (h)	934,035
1,500,000	NR	California Statewide Communities Development Authority
		Revenue, (East Valley Tourist Project), Series A,
		9.250% due 10/1/20	1,623,330
		Golden State Tobacco Securitization Corp., Tobacco
		Settlement Revenue:
1,000,000	A-	5.625% due 6/1/38	1,078,070
2,000,000	BBB	7.800% due 6/1/42 (d)	2,205,460
1,865,000	Ba2*	Vallejo, CA COP, Touro University, 7.375% due 6/1/29	1,937,660

			14,227,205

Colorado — 2.7%
		Colorado Education and Cultural Facilities Authority Revenue:
2,000,000	NR	Colorado Lutheran High School Project, Series A,
		7.625% due 6/1/34 (d)	2,039,060
910,000	AAA	Peak to Peak Project, (Call 8/5/11 @ 100),
		7.500% due 8/15/21 (c)	1,105,195
785,000	NR	Elbert County Charter, 7.375% due 3/1/35	793,454
500,000	NR	Southlands Medical District, CO, 7.125% due 12/1/34	513,245

			4,450,954

District of Columbia — 1.3%
1,895,000	AAA	District of Columbia COP, AMBAC-Insured,
		5.500% due 1/1/20 (d)	2,125,868

Florida — 11.6%
1,000,000	NR	Beacon Lakes Community Development District, Special
		Assessment, Series A, 6.900% due 5/1/35	1,041,250
1,500,000	NR	Bonnet Creek Resort Community Development District,
		FL Special Assessment, 7.500% due 5/1/34	1,613,670
		Capital Projects Finance Authority, FL:
2,000,000	NR	Continuing Care Retirement, Glenridge on Palmer Ranch,
		Series A, 8.000% due 6/1/32 (d)	2,111,200
2,000,000	NR	Student Housing Revenue, Florida University, Series A,
		7.850% due 8/15/31 (d)	2,012,220
1,000,000	NR	Capital Trust Agency Revenue, Seminole Tribe Convention
		Center, Series A, 10.000% due 10/1/33	1,144,940
980,000	NR	Century Parc Community Development District, Special
		Assessment, 7.000% due 11/1/31	1,042,279
1,000,000	A	Highlands County, FL Health Facilities Authority Revenue,
		Adventist Health Systems, 6.000% due 11/15/25	1,108,580

See Notes to Schedule of Investments.

2

Municipal High Income Fund Inc. Schedule of Investments (unaudited) (continued) January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Florida — 11.6% (continued)
$875,000	NR	Homestead , FL IDR, Community Rehabilitation Providers
		Program, Series A, 7.950% due 11/1/18	$888,606
2,000,000	BB+	Martin County , FL IDA Revenue, (Indiantown Cogeneration
		Project), Series A, 7.875% due 12/15/25 (d)(e)	2,051,500
1,000,000	NR	Orange County , FL Health Facilities Authority Revenue, First
		Mortgage, (GF/Orlando, Inc. Project), 9.000% due 7/1/31	1,028,270
535,000	AAA	Palm Beach County , FL Health Facilities Authority Revenue,
		(John F. Kennedy Memorial Hospital Inc. Project),
		9.500% due 8/1/13 (i)	689,481
2,000,000	NR	Reunion East Community Development District, Special
		Assessment, Series A, 7.375% due 5/1/33	2,177,340
1,000,000	B-	Santa Rosa Bay Bridge Authority, FL Revenue,
		6.250% due 7/1/28	924,970
1,450,000	NR	Waterlefe Community Development District, Golf Course
		Revenue, 8.125% due 10/1/25	1,573,120

			19,407,426

Georgia — 4.2%
1,000,000	AAA	Atlanta, GA Airport Revenue, Series B, FGIC-Insured,
		5.625% due 1/1/30 (e)	1,058,430
2,500,000	NR	Atlanta, GA Tax Allocation, (Atlantic Station Project),
		7.900% due 12/1/24 (d)	2,751,300
1,000,000	NR	Brunswick & Glynn County, GA Development Authority
		Revenue, First Mortgage, Coastal Community Retirement,
		Series A, 7.250% due 1/1/35	1,015,350
1,000,000	BBB+‡	Gainesville & Hall County, GA Development Authority Revenue,
		Senior Living Facility, Lanier Village Estates, Series C,
		7.250% due 11/15/29	1,085,400
1,005,000	NR	Walton County, GA IDA Revenue, (Walton Manufacturing Co.
		Project), 8.500% due 9/1/07	1,045,170

			6,955,650

Illinois — 1.3%
2,000,000	AAA	Chicago , IL GO, Neighborhoods Alive 21 Program,
		FGIC-Insured, 5.500% due 1/1/31 (d)	2,186,160

Indiana — 2.1%
2,500,000	BBB-	East Chicago , IN PCR, (Inland Steel Co. Project No. 10),
		6.800% due 6/1/13 (d)	2,530,800
1,000,000	BB+	Indiana State Development Finance Authority, PCR,
		(Inland Steel Co. Project No. 13), 7.250% due 11/1/11 (e)	1,050,740

			3,581,540

See Notes to Schedule of Investments.

3

Municipal High Income Fund Inc. Schedule of Investments (unaudited) (continued) January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Kentucky — 0.6%
$1,000,000	A-1+	Louisville & Jefferson County, KY Metropolitan Sewer District,
		Sewer & Drain System, Series B, FSA-Insured,
		1.830% due 5/15/23 (g)	$1,000,000

Louisiana — 2.1%
1,000,000	NR	Epps , LA COP, 8.000% due 6/1/18	1,039,710
1,600,000	NR	Louisiana Local Government Environmental Facilities,
		Community Development Authority Revenue Refunding,
		St. James Place , Series A, 7.000% due 11/1/25	1,542,768
1,000,000	BB-	Port of New Orleans, LA IDR, (Continental Grain Co. Project),
		7.500% due 7/1/13	1,014,590

			3,597,068

Maryland — 1.9%
3,000,000	NR	Maryland State Economic Development Corp. Revenue,
		Chesapeake Bay, Series A, 7.730% due 12/1/27 (d)	3,183,930

Massachusetts — 4.2%
		Boston, MA IDA Financing Revenue:
750,000	NR	Crosstown Center Project, 8.000% due 9/1/35 (e)	767,010
970,000	NR	Roundhouse Hospitality LLC Project,
		7.875% due 3/1/25 (e)	985,365
1,000,000	BBB	Caritas Christi Obligation, Series B, 6.750% due 7/1/16	1,138,790
1,000,000	NR	Massachusetts State Development Finance Agency
		Revenue Briarwood, Series B, (Call 12/1/10 @ 101),
		8.250% due 12/1/30 (c)	1 ,277,860
200,000	A-1+	Massachusetts State Health & Educational Facilities
		Authority Revenue, Partners Healthcare System,
		Series D-5, 1.880% due 7/1/17 (g)	200,000
1,900,000	NR	Massachusetts State Industrial Finance Agency Revenue,
		Assisted Living Facility, (Marina Bay LLC Project),
		7.500% due 12/1/27 (d)(e)	1,951,851
455,000	AAA	Massachusetts State Port Authority Revenue,
		13.000% due 7/1/13 (i)	662,607

			6,983,483

Michigan — 6.3%
2,130,000	NR	Allen Academy, COP, 7.500% due 6/1/23 (d)	2,129,659
1,000,000	NR	Cesar Chavez Academy, COP, 8.000% due 2/1/33	1,041,850
1,900,000	Ba2*	Garden City, MI Hospital Finance Authority, Hospital Revenue,
		Garden City Hospital Obligation Group, Series A,
		5.625% due 9/1/10	1,888,695
1,000,000	NR	Gaudior Academy, MI COP, 7.250% due 4/1/34	1,019,780
1,750,000	NR	Kalamazoo Advantage Academy, COP, 8.000% due 12/1/33	1,780,083
1,000,000	NR	Merritt Academy, MI COP, 7.250% due 12/1/24	1,011,730

See Notes to Schedule of Investments.

4

Municipal High Income Fund Inc. Schedule of Investments (unaudited) (continued) Janury 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Michigan — 6.3% (continued)
$1,000,000	NR	Star International Academy, MI COP, 7.000% due 3/1/33	$1,020,920
700,000	NR	William C. Abney Academy, MI COP, 6.750% due 7/1/19	696,759

			10,589,476

Minnesota — 0.6%
1,000,000	NR	Minneapolis & St. Paul, MN Metropolitan Airports Community
		Special Facility Revenue, (Northwest Airlines Project),
		Series A, 7.000% due 4/1/25 (e)	940,410

Missouri — 0.2%
250,000	NR	St. Joseph, MO IDA, (Living Community of St. Joseph Project),
		7.000% due 8/15/32	265,150

Montana — 2.3%
4,515,000	NR	Montana State Board of Investment, Resource Recovery
		Revenue, (Yellowstone Energy L.P. Project),
		7.000% due 12/31/19 (d)(e)	3,780,816

New Jersey — 3.8%
1,000,000	NR	New Jersey EDA, Series A, Retirement Community Revenue,
		8.250% due 11/15/30	1,104,730
3,000,000	BBB-	New Jersey Health Care Facilities Financing Authority Revenue,
		Trinitas Hospital Obligation Group, 7.500% due 7/1/30 (d)	3,401,940
1,750,000	BBB	Tobacco Settlement Financing Corp. Revenue,
		6.750% due 6/1/39	1,780,958

			6,287,628

New Mexico — 1.5%
		Albuquerque, NM Hospital Revenue, Southwest Community
		Health Services:
220,000	AAA	Call 8/1/08 @ 100, 10.000% due 8/1/12 (c)	262,651
115,000	AAA	Call 8/1/08 @ 100, 10.125% due 8/1/12 (c)	137,695
1,000,000	NR	Otero County, (Detention Facility Project), COP,
		7.500% due 12/1/24	1,003,830
1,000,000	NR	Sandoval County, NM Project Revenue, (Santa Ana Pueblo
		Project), 7.750% due 7/1/15	1,042,300

			2,446,476

New York — 5.5%
700,000	NR	Brookhaven, NY IDA, Civic Facility Revenue, Memorial
		Hospital Medical Center, Series A, 8.250% due 11/15/30	754,593
2,000,000	AAA	Metropolitan Transportation Authority, NY, Series A,
		AMBAC-Insured, 5.000% due 7/1/30 (d)	2,086,680
1,000,000	NR	Monroe County, NY IDA, Woodland Village Project,
		8.550% due 11/15/32	1,088,430
1,000,000	A-1+	New York, NY GO, Series B2, Sub. Series B9, LOC-JPMorgan
		Chase & Co., 1.820% due 8/15/23 (g)	1,000,000

See Notes to Schedule of Investments.

5

Municipal High Income Fund Inc. Schedule of Investments (unaudited) (continued) Janury 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

New York — 5.5% (continued)
		New York City, NY IDA, Civic Facility Revenue:
$1,360,000	NR	Community Residence for the Developmentally Disabled,
		7.500% due 8/1/26	$1,446,020
1,120,000	NR	Special Needs Facility Pooled Program, Series A-1,
		8.125% due 7/1/19	1,221,416
500,000	A-1+	Port Authority of New York & New Jersey, Special Obligation
		Revenue, Versatile Structure Obligation, Series 3,
		1.930% due 6/1/20 (g)	500,000
970,000	NR	Suffolk County, NY IDA, Civic Facility Revenue, Southampton
		Hospital Association, Series A, 7.750% due 1/1/22	1,011,739

			9,108,878

North Carolina — 1.7%
1,000,000	NR	Charlotte, NC Special Facilities Revenue, Charlotte/Douglas
		International Airport, 5.600% due 7/1/27 (b)(e)	463,720
965,000	NR	North Carolina Medical Care Commission, Health Care
		Facilities Revenue, First Mortgage, (De Paul Community
		Facilities Project), 7.625% due 11/1/29	1,010,529
1,000,000	AAA	North Carolina Municipal Power Agency, Catawba Electric
		Revenue, MBIA-Insured, TICS, 9.389% due 1/1/11 (h)	1,294,720

			2,768,969

Ohio — 2.9%
1,500,000	BBB	Cuyahoga County, OH Hospital Facilities Revenue,
		(Canton Inc. Project), 7.500% due 1/1/30	1,695,630
		Montgomery County, OH Health Systems Revenue, Series B-1:
1,035,000	AAA	Call 7/1/06 @ 102, 8.100% due 7/1/18 (c)	1,136,358
315,000	AAA	Unrefunded Balance, 8.100% due 7/1/18	339,132
1,500,000	BB+	Ohio State Air Quality Development Authority Revenue, Cleveland
		Pollution Control, Series A, 6.000% due 12/1/13	1,598,580
1,250,000	NR	Ohio State Solid Waste Revenue, Republic Engineered
		Steels Inc., 9.000% due 6/1/21 (b)(e)(j)	0

			4,769,700

Pennsylvania — 6.0%
2,200,000	NR	Allegheny County, PA IDA, Airport Special Facilities Revenue,
		(USAir Inc. Project), Series B, 8.500% due 3/1/21 (b)(e)	46,750
		Beaver County, PA IDA, PCR:
1,500,000	BBB-	Cleveland Electric Illuminating Co. Project,
		7.625% due 5/1/25	1,550,430
2,000,000	BBB-	Toledo Edison Co. Project, 7.625% due 5/1/20 (d)	2,067,340

See Notes to Schedule of Investments.

6

Municipal High Income Fund Inc. Schedule of Investments (unaudited) (continued) January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Pennsylvania — 6.0% (continued)
$1,000,000	NR	Cumberland County, PA Municipal Authority Retirement
		Community Revenue, (Wesley Affiliated Services Inc.
		Project), Series A, 7.250% due 1/1/35	$1,064,790
2,640,000	NR	Montgomery County, PA Higher Education & Health Authority
		Revenue, Temple Continuing Care Center,
		6.625% due 7/1/19 (b)	158,400
1,000,000	NR	Northumberland County, PA IDA, (NHS Youth Services Inc.
		Project), Series A, 7.500% due 2/15/29	1,024,000
1,000,000	NR	Philadelphia, PA Authority for IDR, (Host Marriott L.P. Project)
		Remarketed 10/31/95, 7.750% due 12/1/17	1,019,530
1,000,000	A-1+	Philadelphia, PA Hospitals & Higher Education Facilities
		Authority Revenue, (Children’s Hospital Project),
		MBIA-Insured, Series C, 1.890% due 7/1/31 (g)	1,000,000
2,000,000	NR	Westmoreland County, PA IDA, Healthcare Facilities, Redstone
		Highlands Health, Series B, 8.125% due 11/15/30	2,165,100

			10,096,340

South Carolina — 2.0%
		Connector 2000 Association Inc., SC Toll Road Revenue:
		Capital Appreciation, Series B:
3,100,000	B-	Zero coupon bond to yield 8.600% due 1/1/27	479,725
7,750,000	B-	Zero coupon bond to yield 9.730% due 1/1/34	720,052
2,000,000	B-	Southern Connector Project, Series A, 5.375% due 1/1/38	1,522,080
225,000	NR	Florence County, SC IDR, Stone Container Corp.,
		7.375% due 2/1/07	226,260
460,000	NR	McCormick County, SC COP, 9.750% due 7/1/09	465,423

			3,413,540

Texas — 10.9%
		Bexar County, TX Housing Financial Corp., MFH:
980,000	NR	Continental Lady Ester, Series A, 6.875% due 6/1/29	921,886
1,165,000	Ba1*	Nob Hill Apartments, Series B, 8.500% due 6/1/31	1,117,701
235,000	Baa3*	Waters at Northern Hills, Series C, 7.750% due 8/1/36	226,451
1,515,000	Baa2*	El Paso County, TX Housing Financial Corp., MFH,
		Las Lomas Apartments, Series A, 6.450% due 12/1/19	1,531,968
1,000,000	NR	Grand Prairie, TX Housing Finance Corp., Independent
		Senior Living Center Revenue, 7.750% due 1/1/34	1,014,640
2,000,000	Ba2*	Gulf Coast, TX IDA, Solid Waste Disposal Revenue, (CITGO
		Petroleum Corp. Project), 7.500% due 5/1/25 (d)(e)	2,210,240
2,750,000	B-	Houston, TX Airport Systems Revenue, Special Facilities,
		(Continental Airlines Inc. Project), Series C,
		6.125% due 7/15/27 (d)(e)	2,125,200
1,100,000	NR	Intercontinental Airport/Houston, Public Facility Corp.
		Project Revenue, 7.750% due 5/1/26	1,095,259

See Notes to Schedule of Investments.

7

Municipal High Income Fund Inc. Schedule of Investments (unaudited) (continued) January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Texas — 10.9% (continued)
$1,000,000	AAA	Laredo, TX Independent School District Public Facility Corp.
		Lease Revenue, Series A, AMBAC-Insured,
		5.000% due 8/1/29	$1,029,020
1,000,000	NR	Midlothian, TX Development Authority, Tax Increment
		Contract Revenue, 6.200% due 11/15/29	1,015,430
1,000,000	BB	Port Corpus Christi, TX Industrial Development Corp.,
		(CITGO Petroleum Corp. Project), 8.250% due 11/1/31 (e)	1,082,630
970,000	Ba3*	Texas State Affordable Housing Corp., MFH Revenue,
		HIC Arborstone Baybrook, Series C, 7.250% due 11/1/31	894,330
1,865,000	NR	West Texas Detention Facility Corp. Revenue,
		8.000% due 2/1/25	1,926,433
		Willacy County, TX, (Public Facility Corp. Project):
1,000,000	NR	7.500% due 11/1/25	1,020,380
1,000,000	NR	Series A-1, 8.250% due 12/1/23	1,038,660

			18,250,228

Utah — 0.6%
1,000,000	A-1+	Weber County, UT Hospital Revenue, IHC Health Services,
		Series C, 1.900% due 2/15/35 (g)	1,000,000

Virginia — 5.9%
510,000	NR	Alexandria, VA Redevelopment & Housing Authority,
		MFH Revenue, (Parkwood Court Apartments Project),
		Series C, 8.125% due 4/1/30	515,243
1,000,000	NR	Broad Street Community Development Authority Revenue,
		7.500% due 6/1/33	1,048,170
1,000,000	NR	Fairfax County, VA EDA Revenue, Retirement Community,
		Greenspring Village Inc, Series A, 7.500% due 10/1/29	1,071,900
		Pocahontas Parkway Association, VA Toll Road Revenue,
		Capital Appreciation, Series B:
5,000,000	BB	Zero coupon bond to yield 6.170% due 8/15/30	1,139,000
10,000,000	BB	Zero coupon bond to yield 7.250% due 8/15/33	1,892,100
23,400,000	BB	Zero coupon bond to yield 8.110% due 8/15/34 (d)	4,175,496

			9,841,909

Wisconsin — 1.0%
		Wisconsin State Health & Educational Facilities
		Authority Revenue:
1,000,000	BBB+	Aurora Health Care, 6.400% due 4/15/33	1,108,030
1,745,000	NR	Benchmark Healthcare of Green Bay Inc Project,
		Series A, 7.750% due 5/1/27 (b)	575,850

			1,683,880

		TOTAL MUNICIPAL BONDS — 98.9%
		(Cost — $166,709,493)	165,011,890

See Notes to Schedule of Investments.
8

Municipal High Income Fund Inc. Schedule of Investments (unaudited) (continued) January 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK — 0.0%
3,180	Mobile Energy Services Co. LLC (j)(k) (Cost — $988,235)	$0

	TOTAL INVESTMENTS — 98.9%
	(Cost — $167,697,728**)	165,011,890
	Other Assets in Excess of Liabilities — 1.1%	1,916,321

	TOTAL NET ASSETS — 100.0%	$166,928,211

___________
(a)

All ratings are by Standard & Poor’s Rating Service, except for those identified by an asterisk (*), which are rated by Moody’s Investors Service and for those identified by a double dagger (‡), which are rated by Fitch Ratings.

(b)	Security is currently in default.
(c)

Pre-Refunded bonds are escrowed with U.S. government securities and/or U.S. government agency securities and are considered by the investment adviser to be triple-A rated even if the issuer has not applied for new ratings.

(d)	All or a portion of this security is segregated for open futures contracts.
(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(f)	All or a portion of this security is held as collateral for open futures contracts.
(g)	Variable rate obligation — payable at par on demand at any time on no more than seven days notice.
(h)	Inverse floating rate security — coupon varies inversely with level of short-term tax-exempt interest rates.
(i)	Bonds escrowed to maturity with U.S. government securities are considered by the investment adviser to be triple-A rated even if the issuer has not applied for new ratings.
(j)	Security is valued in good faith by or under the direction of the Board of Directors.
(k)	Non-income producing security.
**	Aggregate cost for federal income tax purposes is substantially the same.

Please see pages 11 through 13 for definitions of ratings and certain abbreviations.

See Notes to Schedule of Investments.

9

Municipal High Income Fund Inc. Summary of Investments by Industry* (unaudited) January 31, 2005

Hospitals	13.4%
Transportation	11.4
Industrial Development	10.9
Education	10.7
Lifecare Systems	10.5
Pollution Control	4.9
Multi-Family Housing	4.8
Congeneration Facilities	3.5
General Obligation	3.2
Public Facilities	3.2
Tobacco	3.1
Utilities	2.6
Other	17.8

100.0%

____________
*	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2005 and are subject to change.

See Notes to Schedule of Investments.

10

Municipal High Income Fund Inc. Bond Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or a minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A	—
Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB	—
Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—
Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative and with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bond rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest rating within its generic category.

Aaa	—
Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—
Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—
Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

11

Municipal High Income Fund Inc. Bond Ratings (unaudited) (continued)

Baa	—
Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—
Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—
Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over a long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These issues may be in default, or there may be present elements of danger with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	—	Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings (“Fitch”) — Ratings from “A” to “CCC” may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings with the major ratings categories.

AAA	—
Bonds rated “AAA” by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

A	—
Bonds rated “A” have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB	—
Bonds rated “BBB” currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

BB	—
Bonds rated “BB” carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

CCC, CC and C	—
Bonds rated “CCC”, “CC” and “C” carry the real possibility of defaulting. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated “CC” appears probable, a “C” rating indicates imminent default.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

12

Municipal High Income Fund Inc. Short-Term Bond Ratings (unaudited)

A-1	—
Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.

Abbreviations* (unaudited)

ABAG	—	Association of Bay Area Governments	IDA	—	Industrial Development
AIG	—	American International Guaranty			Authority/Agency
AMBAC	—	Ambac Assurance Corporation	IDB	—	Industrial Development Board
BAN	—	Bond Anticipation Notes	IDR	—	Industrial Development Revenue
BIG	—	Bond Investors Guaranty	INFLOS	—	Inverse Floaters
CGIC	—	Capital Guaranty Insurance Company	ISD	—	Independent School District
CHFCLI	—	California Health Facility	LOC	—	Letter of Credit
		Construction Loan Insurance	MBIA	—	Municipal Bond Investors
CONNIE	—	College Construction Loan			Assurance Corporation
LEE		Insurance Association	MFH	—	Multi-Family Housing
COP	—	Certificate of Participation	MVRICS	—	Municipal Variable Rate Inverse
EDA	—	Economic Development Authority			Coupon Security
ETM	—	Escrowed to Maturity	PCR	—	Pollution Control Revenue
FGIC	—	Financial Guaranty Insurance	PSFG	—	Permanent School Fund
		Company			Guaranty
FHA	—	Federal Housing Administration	RADIAN	—	Radian Asset Assurance
FHLMC	—	Federal Home Loan Mortgage	RAN	—	Revenue Anticipation Notes
		Corporation	RIBS	—	Residual Interest Bonds
FLAIRS	—	Floating Adjustable Interest Rate	RITES	—	Residual Interest
		Securities			Tax-Exempt Securities
FNMA	—	Federal National Mortgage	SYCC	—	Structured Yield Curve
		Association			Certificate
FRTC	—	Floating Rate Trust Certificates	TAN	—	Tax Anticipation Notes
FSA	—	Financing Security Assurance	TECP	—	Tax-Exempt Commercial Paper
GIC	—	Guaranteed Investment Contract	TICS	—	Tender Inverse Certificates
GNMA	—	Government National Mortgage	TOB	—	Tender Option Bonds
		Association	TRAN	—	Tax and Revenue Anticipation
GO	—	General Obligation			Notes
HDC	—	Housing Development Corporation	VA	—	Veterans Administration
HFA	—	Housing Finance Authority	VRDD	—	Variable Rate Daily Demand
IBC	—	Insured Bond Certificates	VRWE	—	Variable Rate Wednesday
Demand
			XLCA	—	XL Capital Assurance Inc.
__________
*	Abbreviations may or may not appear in the schedule of investments.

13

Municipal High Income Fund Inc. Notes to Schedule of Investments (unaudited)

          1.  Organization and Significant Accounting Policies

          Municipal High Income Fund Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

          The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

          (a) Investment Valuation.   Fixed income securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, the Fund may value such investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

          (b) Financial Futures Contracts.  The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

          (c) Security Transactions.   Security transactions are accounted for on a trade date basis.

          (d) Credit and Market Risk.  The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund’s investments in securities rated below investment-grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

14

Municipal High Income Fund Inc. Notes to Schedule of Investments (unaudited) (continued)

2. Investments At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,338,986
Gross unrealized depreciation	(12,024,824)

Net unrealized depreciation	$(2,685,838)

At Janury 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss

Contracts to Sell:
U.S. Treasury 20 Year Bond	400	3/05	$43,800,000	$45,937,500	$(2,137,500)

15

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Municipal High Income Fund Inc.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date March 30, 2005

By /s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date March 30, 2005